Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)		3 Months Ended		9 Months Ended	12 Months Ended
	Apr. 13, 2021	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 06, 2021	Jan. 08, 2021
Significant Accounting Policies [Line Items]
Stock-based compensation expense		$ 11,630,000	$ 843,000		$ 26,978,000	$ 3,349,000	$ 69,000
Common Class A [Member]
Significant Accounting Policies [Line Items]
Common stock, Shares outstanding		214,803,880			214,793,795	0		214,793,795
TPG Pace Solutions
Significant Accounting Policies [Line Items]
Cash equivalents				$ 0					$ 0
Federal depository insurance coverage				250,000					250,000
Deferred underwriting compensation				768,377
Underwriter discount and deferred discount charged to additional paid in capital				15,675,000
Stock-based compensation expense				$ 0
Common stock, Shares outstanding				3,166,667
Accrued interest and penalties				$ 0					$ 0
TPG Pace Solutions | Common Class A [Member]
Significant Accounting Policies [Line Items]
Common stock, Shares outstanding				770,000					0
TPG Pace Solutions | Common Class A [Member] | IPO
Significant Accounting Policies [Line Items]
Ordinary shares, issued	28,500,000			28,500,000
TPG Pace Solutions | Common Class A [Member] | Forward Purchase Contracts
Significant Accounting Policies [Line Items]
Common stock, Shares outstanding				15,000,000